Pension and other post-employment benefits - Summary of information on plan assets and defined benefit obligation per country (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	€ 3,583	€ 3,377
Defined benefit obligation	3,208	3,151
Funded Status	375	226
Other assets	725	709
Other liabilities	(350)	(483)
Netherlands [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	469	454
Defined benefit obligation	643	634
Funded Status	(174)	(180)
USA [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	311	277
Defined benefit obligation	291	275
Funded Status	20	3
UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	1,896	1,887
Defined benefit obligation	1,199	1,184
Funded Status	696	703
Belgium [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	591	590
Defined benefit obligation	681	676
Funded Status	(90)	(85)
Other Countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	316	168
Defined benefit obligation	393	383
Funded Status	€ (77)	€ (214)